Share Split (Details Narrative) - $ / shares	Oct. 09, 2016	Dec. 31, 2017	Dec. 31, 2016	Aug. 16, 2016
Common stock par value		$ 0.001	$ 0.001	$ 0.001
Share split description	On October 9, 2016, the Company effected a split of the Company’s common stock, pursuant to which every one (1) shares of common stock outstanding before the split were converted into twenty million (20,000,000) share of common stock after the split.
Number of common stock shares converted	20,000,000
Maximum [Member]
Common stock, shares authorized				80,000,000